LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Calculation of basic earnings per share:
Net loss	$ (19,072)	$ (6,597)	$ (17,050)	$ (17,563)
Loss attributed to ordinary shareholders in USD			$ (17,050)	$ (17,563)
Basic weighted average common shares outstanding	18,601,000	17,892,000	17,902	17,551
Diluted weighted average common shares outstanding	18,601,000	17,892,000	17,902	17,551
Basic loss per share (in dollars)	$ (1.03)	$ (0.37)	$ (0.95)	$ (1.00)
Diluted loss per share (in dollars)	$ (1.03)	$ (0.37)	$ (0.95)	$ (1.00)